Marketable Securities (Tables)	6 Months Ended
Jun. 30, 2020
Investments, All Other Investments [Abstract]
Schedule of Marketable Securities Value
	June 30,	December 31,
	2020	2019
Equity securities
Fair value at beginning of period	$177,945	$287,638
Increase (decrease) in fair value	2,170	(109,693)
Fair value at balance sheet date	$180,115	$177,945